ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Service Concession Arrangement [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Computer software [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4 years